INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,503,000)	$ (1,330,000)
State tax, net of federal tax effect	(398,000)	(352,000)
Non-deductible share-based compensation	91,000	(33,000)
Other non-deductible	17,000
Change in valuation allowance	1,793,000	1,715,000
Total
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)
State tax, net of federal tax effect	(9.00%)	(9.00%)
Non-deductible share-based compensation	2.00%	(1.00%)
Other non-deductible
Change in valuation allowance	41.00%	44.00%
Total